Derivative financial instruments (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Derivative financial assets	[1]	£ 228,498	£ 237,669	[2]
Disclosure of offsetting of financial liabilities [line items]
Derivative financial liabilities	[1]	224,928	238,345	[2]
Derivative financial liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Increase (decrease) in financial liabilities		(13,000)
IFRS netting posted against derivative liabilities		40,000	23,000
Non-cash assets pledged as collateral		3,000	4,000
Derivative liability expsoures		206,000	217,000
Derivative financial liabilities [member] | Loans and advances to banks [member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		14,000	15,000
Derivative financial liabilities [member] | Loans and advances to customers [member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		15,000	18,000
Derivative financial liabilities [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial liabilities [line items]
IFRS netting posted against derivative liabilities		3,000	2,000
Derivative liability expsoures		29,000	33,000
Derivative financial assets [member]
Disclosure of offsetting of financial assets [line items]
Increase (decrease) in financial assets		(9,000)
IFRS netting posted against derivative assets		40,000	23,000
Non-cash collateral		6,000	6,000
Derivative asset exposures		208,000	217,000
Derivative financial assets [member] | Depsosit from banks [Member]
Disclosure of offsetting of financial assets [line items]
Cash collateral held		18,000	19,000
Derivative financial assets [member] | Customer accounts [member]
Disclosure of offsetting of financial assets [line items]
Cash collateral held		13,000	14,000
Derivative financial assets [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
IFRS netting posted against derivative assets		8,000	2,000
Derivative asset exposures		£ 31,000	£ 33,000

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.